Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2023	Dec. 31, 2021
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	$ (2,261)	$ (1,091)		$ (1,165)
Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			$ (541)
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1,037)	(29)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	14	(7)
Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	(6)
Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(3)
Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	18	8
Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(1)
Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(6)
Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(507)	(65)
Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(12)	(10)
Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(35)	7
Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(223)	(33)
Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(167)	(23)
Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(69)	(6)
Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	1
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	17	13
Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	(12)
Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	13
Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(42)	32
Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	65	(6)
Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(15)
Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(37)	(8)
Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(3)
Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(22)	30
Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(132)	104
Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	1,115
Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1,037)
Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	4
Twelve-month expected credit losses | Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(700)	(259)		(282)
Twelve-month expected credit losses | Stages 1 and 2 | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			(541)
Twelve-month expected credit losses | Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(457)	20
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(21)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	8	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	42	20
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	3
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	8	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	17	16
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	2
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	8	1
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	2
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	58	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	5
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	3
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(18)	(11)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	31	(10)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	39	5
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	3
Twelve-month expected credit losses | Stages 1 and 2 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(14)	29
Twelve-month expected credit losses | Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	17	3
Lifetime expected credit losses | Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(416)	(267)		(220)
Lifetime expected credit losses | Stages 1 and 2 | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			0
Lifetime expected credit losses | Stages 1 and 2 | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(97)
Lifetime expected credit losses | Stages 1 and 2 | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(35)
Lifetime expected credit losses | Stages 1 and 2 | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(133)
Lifetime expected credit losses | Stages 1 and 2 | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(60)
Lifetime expected credit losses | Stages 1 and 2 | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(40)
Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(136)	(49)
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	9	16
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	0
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	2
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	11
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	3
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	2
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(149)	(39)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	(12)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(27)	8
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(21)	(28)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(59)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(39)	(4)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(1)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	12	(27)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	16	(18)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	10
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	2
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(9)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	(12)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(15)	(8)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(1)
Lifetime expected credit losses | Stages 1 and 2 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	1
Lifetime expected credit losses | Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(13)	1
Lifetime expected credit losses | Stage 3
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(993)	(564)		$ (662)
Lifetime expected credit losses | Stage 3 | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			0
Lifetime expected credit losses | Stage 3 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(378)	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	(2)
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	(2)
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(400)	(46)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(12)	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(16)	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(220)	(21)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(115)	(22)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(38)	(3)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	14	48
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	1
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	41
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	44	14
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(18)	(8)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	(6)
Lifetime expected credit losses | Stage 3 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(50)	99
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(153)	$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit Suisse
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Acquisition of Credit Suisse AG portfolios			$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(67)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(67)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(11)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(16)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(11)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(20)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(22)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	$ (86)